The Advisor’s Inner Circle Fund III	Brown Advisory
Flexible Equity ETF
December 31, 2024
(Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.6%
Communication Services — 13.0%
Alphabet, Cl A	148,856	$28,178,441
Alphabet, Cl C	204,567	38,957,739
Meta Platforms, Cl A	81,336	47,623,042
T-Mobile US	68,251	15,065,043
		129,824,265
Consumer Discretionary — 13.6%
Amazon.com*	206,384	45,278,586
Amer Sports*	707,826	19,790,815
Booking Holdings	4,782	23,758,984
Bright Horizons Family Solutions*	96,688	10,717,865
CarMax*	123,199	10,072,750
Lowe's	44,958	11,095,634
TJX	125,167	15,121,426
		135,836,060
Consumer Staples — 0.9%
Nomad Foods	532,045	8,927,715

Energy — 3.0%
Baker Hughes, Cl A	315,677	12,949,071
Suncor Energy	473,691	16,901,294
		29,850,365
Financials — 27.6%
American International Group	206,896	15,062,029
Bank of America	255,113	11,212,216
Berkshire Hathaway, Cl B*	82,639	37,458,606
Blackstone	42,975	7,409,750
First Citizens BancShares, Cl A	11,269	23,811,623
Fiserv*	122,599	25,184,287
KKR	315,170	46,616,794
Mastercard, Cl A	87,788	46,226,527
Progressive	69,622	16,682,127
Visa, Cl A	148,661	46,982,822
		276,646,781
Health Care — 11.4%
Agilent Technologies	88,452	11,882,642
Align Technology*	50,176	10,462,198
Danaher	43,518	9,989,557
Edwards Lifesciences*	263,684	19,520,526
Elevance Health	40,015	14,761,534
Illumina*	91,902	12,280,864
UnitedHealth Group	68,204	34,501,675
		113,398,996
Industrials — 7.9%
Canadian National Railway	85,854	8,715,040
Carrier Global	210,092	14,340,880
Ferguson Enterprises	72,625	12,605,521
General Electric	67,871	11,320,204

Description	Shares	Fair Value
Industrials — continued
Uber Technologies*	171,495	$10,344,578
United Rentals	30,488	21,476,967
		78,803,190
Information Technology — 22.2%
Adobe*	28,155	12,519,965
Analog Devices	59,724	12,688,961
Apple	145,788	36,508,231
Autodesk*	59,169	17,488,581
Intuit	31,828	20,003,898
KLA	16,549	10,427,856
Microsoft	155,978	65,744,727
Taiwan Semiconductor Manufacturing ADR	190,291	37,580,570
Workday, Cl A*	32,251	8,321,726
		221,284,515
Total Common Stock
(Cost $559,925,431)		994,571,887

Total Investments - 99.6%
(Cost $559,925,431)		$994,571,887

Percentages are based on Net Assets of $998,680,242.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

BRW-QH-001-0100